Investment Portfolioas of November 30, 2025 (Unaudited)
DWS Equity Sector Strategy Fund
	Shares	Value ($)

Common Stocks 98.3%
Communication Services 12.3%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	3,041	79,127
Verizon Communications, Inc.	2,444	100,473
		179,600
Entertainment 1.7%
Netflix, Inc.*	10,570	1,137,120
Walt Disney Co.	4,604	480,980
		1,618,100
Interactive Media & Services 10.2%
Alphabet, Inc. "A"	11,969	3,832,234
Alphabet, Inc. "C"	9,997	3,200,240
Meta Platforms, Inc. "A"	4,405	2,854,220
		9,886,694
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	1,225	256,037
Consumer Discretionary 5.7%
Automobile Components 0.1%
Aptiv PLC*	868	67,313
Automobiles 0.1%
General Motors Co.	1,700	124,984
Broadline Retail 3.9%
Amazon.com, Inc.*	16,248	3,789,359
Hotels, Restaurants & Leisure 0.8%
Booking Holdings, Inc.	56	275,223
Carnival Corp.*	2,500	64,450
Chipotle Mexican Grill, Inc.*	3,600	124,272
Domino's Pizza, Inc.	250	104,907
Expedia Group, Inc.	250	63,923
McDonald's Corp.	400	124,728
		757,503
Specialty Retail 0.6%
Home Depot, Inc.	1,634	583,207
Lowe's Companies, Inc.	200	48,496
		631,703
Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica, Inc.*	700	128,926
NIKE, Inc. "B"	1,000	64,630
		193,556

Consumer Staples 2.8%
Beverages 1.4%
Brown-Forman Corp. "B" (a)	1,800	52,164
Coca-Cola Co.	7,334	536,262
Constellation Brands, Inc. "A"	720	98,194
Keurig Dr Pepper, Inc.	3,191	89,029
Monster Beverage Corp.*	1,773	132,957
PepsiCo, Inc.	3,146	467,936
		1,376,542
Consumer Staples Distribution & Retail 0.5%
Costco Wholesale Corp.	233	212,867
Walmart, Inc.	2,582	285,337
		498,204
Household Products 0.9%
Colgate-Palmolive Co.	2,150	172,838
Procter & Gamble Co.	4,592	680,351
		853,189
Energy 0.8%
Energy Equipment & Services 0.8%
Baker Hughes Co.	6,413	321,933
Halliburton Co.	4,828	126,590
SLB Ltd.	8,770	317,825
		766,348
Financials 17.3%
Banks 5.7%
Bank of America Corp.	19,265	1,033,567
Citigroup, Inc.	5,806	601,502
Citizens Financial Group, Inc.	1,550	83,855
Fifth Third Bancorp.	1,900	82,574
Huntington Bancshares, Inc.	3,900	63,570
JPMorgan Chase & Co.	5,848	1,830,892
KeyCorp.	3,800	69,844
M&T Bank Corp.	468	89,023
PNC Financial Services Group, Inc.	1,681	320,600
Regions Financial Corp. (a)	2,700	68,715
Truist Financial Corp.	5,175	240,638
U.S. Bancorp.	6,240	306,072
Wells Fargo & Co.	8,953	768,615
		5,559,467
Capital Markets 3.9%
Ameriprise Financial, Inc.	250	113,935
Bank of New York Mellon Corp.	1,700	190,570
Blackrock, Inc.	440	460,812
Blackstone, Inc.	1,050	153,741
Cboe Global Markets, Inc.	200	51,634
Charles Schwab Corp.	3,850	357,010
CME Group, Inc.	350	98,511
FactSet Research Systems, Inc.	100	27,727
Intercontinental Exchange, Inc.	1,500	235,950
Invesco Ltd.	2,600	63,570
KKR & Co., Inc.	1,700	207,927
Moody's Corp.	170	83,433

Morgan Stanley	2,600	441,116
MSCI, Inc.	160	90,195
Nasdaq, Inc.	1,100	100,012
Northern Trust Corp.	650	85,371
Raymond James Financial, Inc.	300	46,962
S&P Global, Inc.	720	359,158
State Street Corp.	1,050	124,971
T. Rowe Price Group, Inc.	700	71,666
The Goldman Sachs Group, Inc.	525	433,671
		3,797,942
Consumer Finance 0.3%
American Express Co.	750	273,952
Financial Services 3.9%
Apollo Global Management, Inc.	1,100	145,035
Berkshire Hathaway, Inc. "B"*	2,946	1,513,684
Fidelity National Information Services, Inc.	885	58,207
Fiserv, Inc.*	947	58,212
Global Payments, Inc.	439	33,259
Jack Henry & Associates, Inc.	180	31,406
Mastercard, Inc. "A"	1,360	748,721
PayPal Holdings, Inc.	2,983	187,004
Visa, Inc. "A"	3,130	1,046,797
		3,822,325
Insurance 3.5%
Aflac, Inc.	1,755	193,594
Allstate Corp.	906	192,960
American International Group, Inc.	2,282	173,797
Aon PLC "A"	686	242,789
Arch Capital Group Ltd.*	957	89,881
Arthur J. Gallagher & Co.	707	175,067
Assurant, Inc.	171	39,015
Brown & Brown, Inc.	655	52,682
Chubb Ltd.	1,167	345,642
Cincinnati Financial Corp.	465	77,929
Erie Indemnity Co. "A"	60	17,729
Everest Group Ltd.	130	40,858
Globe Life, Inc.	264	35,569
Hartford Insurance Group, Inc.	1,027	140,730
Loews Corp.	560	60,407
Marsh & McLennan Companies, Inc.	1,750	321,038
MetLife, Inc.	2,186	167,360
Principal Financial Group, Inc.	807	68,450
Progressive Corp.	1,581	361,717
Prudential Financial, Inc.	1,427	154,473
Travelers Companies, Inc.	763	223,452
W.R. Berkley Corp.	882	68,523
Willis Towers Watson PLC	319	102,399
		3,346,061
Health Care 13.7%
Biotechnology 3.3%
AbbVie, Inc.	4,782	1,088,861
Amgen, Inc.	1,783	615,955
Biogen, Inc.*	482	87,767
Gilead Sciences, Inc.	3,854	484,987
Incyte Corp.*	601	62,781

Moderna, Inc.*	2,003	52,038
Regeneron Pharmaceuticals, Inc.	439	342,504
Vertex Pharmaceuticals, Inc.*	1,112	482,174
		3,217,067
Health Care Equipment & Supplies 4.2%
Abbott Laboratories	5,422	698,896
Align Technology, Inc.*	537	79,041
Baxter International, Inc.	1,846	34,594
Becton Dickinson & Co.	1,289	250,092
Boston Scientific Corp.*	4,509	458,024
Dexcom, Inc.*	1,640	104,091
Edwards Lifesciences Corp.*	2,142	185,647
GE HealthCare Technologies, Inc.	1,738	139,023
Hologic, Inc.*	861	64,549
IDEXX Laboratories, Inc.*	237	178,433
Insulet Corp.*	220	71,982
Intuitive Surgical, Inc.*	826	473,694
Medtronic PLC	4,346	457,764
ResMed, Inc.	472	120,752
STERIS PLC	285	75,890
Stryker Corp.	1,347	499,979
The Cooper Companies, Inc.*	980	76,371
Zimmer Biomet Holdings, Inc.	819	79,869
		4,048,691
Health Care Providers & Services 0.8%
Labcorp Holdings, Inc.	400	107,512
UnitedHealth Group, Inc.	1,879	619,638
		727,150
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	650	99,775
Danaher Corp.	900	204,102
Thermo Fisher Scientific, Inc.	550	324,956
		628,833
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	7,829	385,187
Eli Lilly & Co.	1,563	1,680,960
Johnson & Johnson	5,462	1,130,197
Merck & Co., Inc.	7,669	803,941
Pfizer, Inc.	17,120	440,669
Viatris, Inc.	3,288	35,149
Zoetis, Inc.	1,524	195,346
		4,671,449
Industrials 7.0%
Aerospace & Defense 3.3%
Axon Enterprise, Inc.*	90	48,613
Boeing Co.*	2,015	380,835
GE Aerospace	1,761	525,570
General Dynamics Corp.	985	336,505
Howmet Aerospace, Inc.	498	101,886
L3Harris Technologies, Inc.	539	150,214
Lockheed Martin Corp.	831	380,482
Northrop Grumman Corp.	637	364,523
RTX Corp.	4,394	768,554

Textron, Inc.	438	36,424
TransDigm Group, Inc.	115	156,420
		3,250,026
Air Freight & Logistics 0.4%
FedEx Corp.	550	151,624
United Parcel Service, Inc. "B"	2,000	191,580
		343,204
Commercial Services & Supplies 0.1%
Veralto Corp.	600	60,732
Waste Management, Inc.	200	43,574
		104,306
Electrical Equipment 1.6%
AMETEK, Inc.	1,137	225,001
Eaton Corp. PLC	1,771	612,571
Emerson Electric Co.	2,372	316,377
GE Vernova, Inc.	200	119,954
Hubbell, Inc.	300	129,429
Rockwell Automation, Inc.	318	125,884
		1,529,216
Ground Transportation 0.5%
Uber Technologies, Inc.*	1,800	157,572
Union Pacific Corp.	1,200	278,196
		435,768
Industrial Conglomerates 0.3%
Honeywell International, Inc.	1,554	298,663
Machinery 0.4%
Cummins, Inc.	210	104,576
Parker-Hannifin Corp.	235	202,499
Pentair PLC	404	42,517
Xylem, Inc.	500	70,335
		419,927
Professional Services 0.4%
Automatic Data Processing, Inc.	950	242,535
Paychex, Inc.	800	89,352
Verisk Analytics, Inc.	250	56,268
		388,155
Information Technology 32.8%
Communications Equipment 1.1%
Arista Networks, Inc.*	2,950	385,506
Cisco Systems, Inc.	6,481	498,648
Motorola Solutions, Inc.	377	139,369
		1,023,523
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	2,600	366,340
Corning, Inc.	1,600	134,720
TE Connectivity PLC	600	135,690
		636,750
IT Services 1.5%
Accenture PLC "A"	1,925	481,250
Cognizant Technology Solutions Corp. "A"	1,911	148,504
EPAM Systems, Inc.*	161	30,107

International Business Machines Corp.	2,422	747,381
VeriSign, Inc.	180	45,358
		1,452,600
Semiconductors & Semiconductor Equipment 12.9%
Advanced Micro Devices, Inc.*	3,548	771,797
Applied Materials, Inc.	2,007	506,266
Broadcom, Inc.	7,470	3,010,111
Intel Corp.*	6,900	279,864
KLA Corp.	314	369,098
Lam Research Corp.	3,260	508,560
Micron Technology, Inc.	2,700	638,496
Monolithic Power Systems, Inc.	120	111,380
NVIDIA Corp.	34,310	6,072,870
QUALCOMM, Inc.	1,791	301,049
		12,569,491
Software 9.7%
Adobe, Inc.*	1,206	386,077
Crowdstrike Holdings, Inc. "A"*	200	101,832
Fortinet, Inc.*	1,200	97,356
Intuit, Inc.	554	351,280
Microsoft Corp.	13,223	6,505,848
Oracle Corp.	2,785	562,431
Palo Alto Networks, Inc.*	700	133,091
Roper Technologies, Inc.	229	102,184
Salesforce, Inc.	2,734	630,296
ServiceNow, Inc.*	478	388,332
Synopsys, Inc.*	338	141,288
		9,400,015
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	22,319	6,223,653
Dell Technologies, Inc. "C"	700	93,345
Hewlett Packard Enterprise Co.	2,300	50,301
HP, Inc.	1,500	36,630
NetApp, Inc.	350	39,046
Seagate Technology Holdings PLC	600	166,014
Western Digital Corp.	800	130,664
		6,739,653
Materials 1.1%
Chemicals 0.7%
Air Products & Chemicals, Inc.	123	32,109
Corteva, Inc.	1,891	127,586
Ecolab, Inc.	498	137,030
Linde PLC	615	252,347
PPG Industries, Inc.	1,090	109,043
Solstice Advanced Materials, Inc.*	388	18,500
		676,615
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	4,200	180,516
Newmont Corp.	2,326	211,038
		391,554
Real Estate 0.5%
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	800	129,464

Retail REITs 0.1%
Simon Property Group, Inc.	500	93,160
Specialized REITs 0.3%
American Tower Corp.	930	168,581
Public Storage	250	68,635
SBA Communications Corp.	200	38,854
		276,070
Utilities 4.3%
Electric Utilities 3.0%
Alliant Energy Corp.	495	34,388
American Electric Power Co., Inc.	2,024	250,510
Constellation Energy Corp.	950	346,142
Duke Energy Corp.	2,738	339,348
Edison International	1,092	64,308
Entergy Corp.	1,500	146,280
Evergy, Inc.	626	48,609
Eversource Energy	1,002	67,314
Exelon Corp.	4,187	197,291
FirstEnergy Corp.	1,849	88,234
NextEra Energy, Inc.	6,226	537,242
NRG Energy, Inc.	253	42,881
PG&E Corp.	5,500	88,660
Pinnacle West Capital Corp.	300	27,258
PPL Corp.	1,337	49,335
Southern Co.	4,235	385,893
Xcel Energy, Inc.	2,232	183,270
		2,896,963
Gas Utilities 0.0%
Atmos Energy Corp.	321	56,615
Independent Power & Renewable Electricity Producers 0.1%
Vistra Corp.	450	80,487
Multi-Utilities 1.2%
Ameren Corp.	830	88,271
CenterPoint Energy, Inc.	1,700	67,966
CMS Energy Corp.	1,100	82,984
Consolidated Edison, Inc.	1,450	145,522
Dominion Energy, Inc.	3,900	244,803
DTE Energy Co.	650	89,069
Public Service Enterprise Group, Inc.	2,150	179,568
Sempra	2,600	246,272
		1,144,455
Total Common Stocks (Cost $61,472,062)		95,428,749

Exchange-Traded Funds 1.2%
State Street Energy Select Sector SPDR ETF (Cost $869,461)	12,822	1,159,750

Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.88% (b) (c) (Cost $112,125)	112,125	112,125

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.0% (b) (Cost $453,910)	453,910	453,910

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $62,907,558)	100.1	97,154,534
Other Assets and Liabilities, Net	(0.1)	(63,802)
Net Assets	100.0	97,090,732
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 are as follows:
Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.88% (b) (c)
—	112,125 (d)	—	—	—	43	—	112,125	112,125
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.0% (b)
6,626,680	1,192,960	7,365,730	—	—	28,880	—	453,910	453,910
6,626,680	1,305,085	7,365,730	—	—	28,923	—	566,035	566,035

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $110,346, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$95,428,749	$—	$—	$95,428,749
Exchange-Traded Funds	1,159,750	—	—	1,159,750
Short-Term Investments (a)	566,035	—	—	566,035
Total	$97,154,534	$—	$—	$97,154,534

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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